Employee Benefit Plans - Future Benefit Payments (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Future benefit payments expected to be paid
2020	$ 819
2021	888
2022	1,022
2023	1,065
2024	1,066
2025 to 2029	$ 6,985